Derivative Financial Instruments [Text Block] (Tables)	12 Months Ended
Mar. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Notional Amounts of Derivative Contracts [Table Text Block]

	Notional amounts(1)
	2018	2019
	(in trillions)
Interest rate contracts	¥1,219.7	¥1,409.6
Foreign exchange contracts	220.8	230.5
Equity contracts	6.1	6.4
Commodity contracts	0.3	0.2
Credit derivatives	6.5	7.2
Others	3.1	3.0

Total	¥1,456.5	¥1,656.9

Note:

(1)	Includes both written and purchased positions.

Fair Value Information on Derivative Instruments Recorded on Consolidated Balance Sheet [Table Text Block]

	Fair value of derivative instruments
	2018(1)(5)			2019(1)(5)
	Not designated as hedges(2)	Designated as hedges(3)	Total derivatives(4)	Not designated as hedges(2)	Designated as hedges(3)	Total derivatives(4)
	(in billions)
Derivative assets:
Interest rate contracts	¥8,712	¥—	¥8,712	¥10,108	¥1	¥10,109
Foreign exchange contracts	3,557	—	3,557	2,795	—	2,795
Equity contracts	207	—	207	188	—	188
Commodity contracts	35	—	35	27	—	27
Credit derivatives	72	—	72	84	—	84
Others	2	—	2	2	—	2

Total derivative assets	¥12,585	¥—	¥12,585	¥13,204	¥1	¥13,205

Derivative liabilities:
Interest rate contracts	¥8,674	¥17	¥8,691	¥9,896	¥—	¥9,896
Foreign exchange contracts	3,000	—	3,000	2,671	—	2,671
Equity contracts	227	—	227	183	—	183
Commodity contracts	33	—	33	27	—	27
Credit derivatives	71	—	71	69	—	69
Others(6)	(145)	—	(145)	(136)	—	(136)

Total derivative liabilities	¥11,860	¥17	¥11,877	¥12,710	¥—	¥12,710

Notes:

(1)	The fair value of derivative instruments is presented on a gross basis even when derivative instruments are subject to master netting agreements. Cash collateral payable and receivable associated with derivative instruments are not added to or netted against the fair value amounts.
(2)	The derivative instruments which are not designated as a hedging instrument are held for trading and risk management purposes, and are presented in Trading account assets/liabilities except for (6).
(3)	The MUFG Group adopts hedging strategies and applies hedge accounting to certain derivative transactions entered into by MUFG Americas Holdings. The derivative instruments which are designated as hedging instruments are presented in Other assets or Other liabilities on the accompanying consolidated balance sheets.
(4)	This table does not include contracts with embedded derivatives for which the fair value option has been elected.
(5)	For more information about fair value measurement and assumptions used to measure the fair value of derivatives, see Note 32.
(6)	Others include mainly bifurcated embedded derivatives carried at fair value, which are presented in Deposits and Long-term debt.

Gains and Losses for Trading and Risk Management Derivatives (Not Designated as Hedging Instruments) [Table Text Block]

	Trading and risk management derivatives gains and losses (Not designated as hedging instruments)
	2017			2018			2019
	Foreign exchange gains (losses) —net	Trading account profits (losses) —net	Total	Foreign exchange gains (losses) —net	Trading account profits (losses) —net	Total	Foreign exchange gains (losses) —net	Trading account profits (losses) —net	Total
	(in billions)
Interest rate contracts	¥—	¥(137)	¥(137)	¥—	¥51	¥51	¥—	¥6	¥6
Foreign exchange contracts	(183)	—	(183)	(163)	—	(163)	(347)	—	(347)
Equity contracts	—	(153)	(153)	—	(260)	(260)	—	80	80
Commodity contracts	—	2	2	—	6	6	—	—	—
Credit derivatives	—	18	18	—	(2)	(2)	—	(40)	(40)
Others	—	(55)	(55)	3	(22)	(19)	(7)	(70)	(77)

Total	¥(183)	¥(325)	¥(508)	¥(160)	¥(227)	¥(387)	¥(354)	¥(24)	¥(378)

Gains and Losses for Derivatives Designated as Cash Flow Hedges [Table Text Block]

	2017	2018	2019
	(in billions)
Losses recognized in Accumulated OCI on derivative instruments (Effective portion)
Interest rate contracts	¥(3)	¥(4)	¥(11)

Total	¥(3)	¥(4)	¥(11)

Gains (losses) reclassified from Accumulated OCI into income (Effective portion)
Interest rate contracts(1)	¥18	¥8	¥(4)

Total	¥18	¥8	¥(4)

Note:

(1)	Included in Interest income.

Protection Sold Through Credit Default Swaps [Table Text Block]

	Protection sold
	Maximum potential/Notional amount by expiration period				Fair value
At March 31, 2018:	1 year or less	1-5 years	Over 5 years	Total	(Asset)/ Liability(1)
	(in millions)
Single name credit default swaps:
Investment grade(2)	¥440,610	¥1,199,269	¥85,094	¥1,724,973	¥(33,389)
Non-investment grade	168,102	259,497	4,775	432,374	(3,431)
Not rated	—	45,425	—	45,425	8

Total	608,712	1,504,191	89,869	2,202,772	(36,812)

Index and basket credit default swaps held by BK:
Investment grade(2)	3,000	118,359	37,781	159,140	(3,381)
Non-investment grade	7,000	82,867	—	89,867	(1,311)

Total	10,000	201,226	37,781	249,007	(4,692)

Index and basket credit default swaps held by SCHD:
Investment grade(2)	15,000	108,000	6,000	129,000	(2,641)
Non-investment grade	12,000	29,000	—	41,000	(749)
Not rated	42,439	260,951	1,863	305,253	(16,294)

Total	69,439	397,951	7,863	475,253	(19,684)

Total index and basket credit default swaps sold	79,439	599,177	45,644	724,260	(24,376)

Total credit default swaps sold	688,151	2,103,368	135,513	2,927,032	(61,188)

Other credit derivatives sold(3)
Investment grade	—	74,368	—	74,368	(24)

Total credit derivatives	¥688,151	¥2,177,736	¥135,513	¥3,001,400	¥(61,212)

	Protection sold
	Maximum potential/Notional amount by expiration period				Fair value
At March 31, 2019:	1 year or less	1-5 years	Over 5 years	Total	(Asset)/ Liability(1)
	(in millions)
Single name credit default swaps:
Investment grade(2)	¥378,527	¥1,603,962	¥145,689	¥2,128,178	¥(30,303)
Non-investment grade	112,901	238,330	5,672	356,903	(127)
Not rated	—	5,097	—	5,097	(47)

Total	491,428	1,847,389	151,361	2,490,178	(30,477)

Index and basket credit default swaps held by BK:
Investment grade(2)	—	120,854	—	120,854	(82)
Non-investment grade	—	101,001	—	101,001	(2,010)

Total	—	221,855	—	221,855	(2,092)

Index and basket credit default swaps held by SCHD:
Investment grade(2)	13,000	194,618	8,000	215,618	(3,853)
Non-investment grade	—	—	—	—	—
Not rated	8,863	206,832	3,444	219,139	(3,043)

Total	21,863	401,450	11,444	434,757	(6,896)

Total index and basket credit default swaps sold	21,863	623,305	11,444	656,612	(8,988)

Total credit default swaps sold	513,291	2,470,694	162,805	3,146,790	(39,465)

Other credit derivatives sold(3)
Investment grade	77,693	—	—	77,693	(620)

Total credit derivatives	¥590,984	¥2,470,694	¥162,805	¥3,224,483	¥(40,085)

Notes:

(1)	Fair value amounts are shown on a gross basis prior to cash collateral or counterparty netting.
(2)	The MUFG Group considers ratings of Baa3/BBB- or higher to meet the definition of investment grade.
(3)	Other credit derivatives primarily consist of total return swaps.